Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 13,382,746	₩ 12,837,885
Cash flows	(285,264)	(315,263)
Exchange rate changes	(95,579)	60,200
Fair value changes	96,192	(102,502)
Business Combinations	7,696	1,420
Other changes	605,645	901,006
Ending balance	13,711,436	13,382,746
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,603	80,000
Cash flows	76,375	(59,860)
Exchange rate changes	13,020	(2)
Business Combinations		465
Ending balance	109,998	20,603
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,022,537	2,104,996
Cash flows	(3,026)	(89,882)
Exchange rate changes	(14,208)	1,129
Other changes	23,621	6,294
Ending balance	2,028,924	2,022,537
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,220,833	7,466,852
Cash flows	445,462	693,444
Exchange rate changes	(94,391)	59,157
Fair value changes		223
Other changes	7,839	1,157
Ending balance	8,579,743	8,220,833
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,291,007	844,283
Cash flows	(412,666)	(443,238)
Business Combinations	7,696	955
Other changes	550,740	889,007
Ending balance	1,436,777	1,291,007
Long-term payables - other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,971,609	2,393,027
Cash flows	(428,100)	(428,153)
Exchange rate changes		(84)
Other changes	23,445	6,819
Ending balance	1,566,954	1,971,609
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,043	4,184
Cash flows	8,191	626
Exchange rate changes		0
Fair value changes	44,942	(3,767)
Ending balance	54,176	1,043
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(144,886)	(55,457)
Cash flows	28,500	11,800
Fair value changes	51,250	(98,958)
Other changes		(2,271)
Ending balance	₩ (65,136)	₩ (144,886)